OTHER OPERATING EXPENSE, NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 345	¥ 6,281	¥ 21,258
Exploration and production
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 3	¥ 4,274	¥ 13,556
Pre-tax discount rate	10.47%	10.47%	10.47%
Estimated decrease rate of oil price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		¥ 4,274	¥ 12,611
Impairment loss due to estimated decrease rate of oil price	¥ 184
Impairment loss due to estimated increase rate of operating cost	180
Impairment loss due to estimated increase discount rate	7
Exploration and production | Investment in joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			907
Exploration and production | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			21
Exploration and production | Prepayments
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	3
Exploration and production | Available for sale financial assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			17
Chemicals
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	17	1,374	4,922
Chemicals | Entrusted loan
OTHER OPERATING EXPENSE, NET
Impairment losses on entrusted loan		97
Impairment losses on entrusted loan written back	16
Chemicals | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	4	1,252	4,779
Chemicals | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	29	25	143
Refining
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	245	353	1,894
Refining | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	140	353	1,836
Refining | Investment in associates
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			10
Refining | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			1
Refining | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	105		47
Marketing and distribution
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	80	264	675
Marketing and distribution | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	52	254	597
Marketing and distribution | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			6
Marketing and distribution | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1	3	41
Marketing and distribution | Prepayments
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 27
Marketing and distribution | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		7	19
Marketing and distribution | Lease prepayment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			12
Corporate and others
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		16	211
Corporate and others | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		¥ 16	13
Corporate and others | Goodwill
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			¥ 198